NON-CASH TRANSACTIONS	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Supplemental Cash Flow Elements [Abstract]
NON-CASH TRANSACTIONS
10.	NON-CASH TRANSACTIONS:

Investing and financing activities that affect recognized assets or liabilities but that do not result in cash receipts or cash payments are excluded from the consolidated statements of cash flows. During the three months ended July 31, 2017, the following transactions were excluded from the consolidated statement of cash flows:

a)	The commitment to issue 55,771 common shares at the fair value of $18,750 and 55,771 warrants at the fair value of $4,195 pursuant to the promissory notes.

During the three months ended July 31, 2016, the following transactions were excluded from the consolidated statement of cash flows:

a)	The commitment to issue 269,359 common shares at the fair value of $58,144 and 269,359 warrants at the fair value of $27,750 pursuant to the promissory notes.

11.	NON-CASH TRANSACTIONS:

Investing and financing activities that affect recognized assets or liabilities but that do not result in cash receipts or cash payments are excluded from the consolidated statements of cash flows. During the year ended April 30, 2017, the following transactions were excluded from the consolidated statement of cash flows:

a)	The commitment to issue 663,330 common shares at the fair value of $163,282 and 663,330 warrants at the fair value of $70,525 pursuant to the promissory notes.

During the year ended April 30, 2016, the following transactions were excluded from the consolidated statement of cash flows:

a)	The issuance by the Company of 5,216,116 common shares at the fair value of $963,718 as payment of interest on the promissory notes;

b)	The commitment to issue 1,487,860 common shares at the fair value of $353,408 and 1,487,860 warrants at the fair value of $176,493 pursuant to the promissory notes.